Note 6 - Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
6.           Accrued Expenses

The accrued expenses account consisted of:

	As of December 31, 2010	As of December 31, 2011

Accrued payroll expenses	255,194	308,380
Accrued interest	149,740	115,682
Accrued general and administrative expenses	400,172	441,876
Accrued commissions	102,921	84,724
Other accrued expenses	1,304,374	708,932
Total	2,212,401	1,659,594